Summary of Business, Basis of Presentation	6 Months Ended
Jun. 30, 2022
CIK 0001441693 Pro Farm Group, Inc
Summary of Business, Basis of Presentation

1. Summary of Business, Basis of Presentation

Marrone Bio Innovations, Inc. (the “Company”), was incorporated under the laws of the State of Delaware on June 15, 2006, and is located in Raleigh, North Carolina. In July 2012, the Company formed a wholly-owned subsidiary, Marrone Michigan Manufacturing LLC (“MMM LLC”), which holds the assets of a manufacturing plant the Company purchased in July 2012. In September 2019 the Company closed its acquisition of Pro Farm Technologies OY, a Finnish limited company, which consisted of Pro Farm Technologies OY and its five subsidiaries Pro Farm International Oy (Finland), Pro Farm OU (Estonia), Pro Farm Technologies Comercio de Insumos Agricolas do Brasil ltda. (Brazil – 99% controlling interest), Pro Farm Inc. (Delaware), and Glinatur SA (Uruguay) (collectively “Pro Farm”). As a result of the acquisition, Pro Farm became a wholly-owned subsidiary of the Company. In December 2019, the Company created its subsidiary Pro Farm Russia, LLC (Russia). The condensed consolidated financial statements include the accounts of the Company and its wholly-owned and substantially owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

The accompanying condensed consolidated financial information as of June 30, 2022, and for the three and six months ended June 30, 2022 and 2021, has been prepared by the Company, without audit, in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and note disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such SEC rules and regulations and accounting principles applicable for interim periods. However, the Company believes that the disclosures are adequate to make the information presented not misleading. The information included in this Quarterly Report on Form 10-Q should be read in connection with the consolidated financial statements and accompanying notes included in the Company’s Annual Report filed on Form 10-K for the fiscal year ended December 31, 2021.

In the opinion of management, the condensed consolidated financial statements as of June 30, 2022, and for the three and six months ended June 30, 2022 and 2021, reflect all adjustments, which are normal recurring adjustments, necessary to present a fair statement of financial position, results of operations and cash flows. The results of operations for the three and six months ended June 30, 2022 are not necessarily indicative of the operating results for the full fiscal year or any future periods.

The Company is a growth-oriented agricultural company that supports environmentally sustainable farming practices through the discovery, development and sale of innovative biological products for crop protection, crop health and crop nutrition. The Company’s portfolio of 18 products helps customers operate more sustainably while increasing their return on investment. The Company’s products are used globally and can be applied as foliar treatments or as seed-and-soil treatments, either on their own or in combination with other agricultural products. The Company targets the major markets that use conventional chemical products, including certain agricultural markets where its biological products are used as alternatives for, or mixed with, conventional chemical products. The Company also targets new markets for which (i) there are no available conventional chemical products or (ii) the use of conventional chemical products may not be desirable or permissible either because of health and environmental concerns (including for organically certified crops) or because the development of pest resistance has reduced the efficacy of conventional chemical products. The Company’s products are sold through distributors and other commercial partners to growers around the world for use in integrated pest management systems that improve efficacy and increase yields while protecting the environment. The Company’s products are often used in conjunction with or as an alternative to other agricultural solutions to control pests and enhance plant nutrition and health. The Company’s bioprotection products help farmers manage pests and plant diseases, the Company’s plant health products help farmers reduce crop stress, and both the Company’s plant health and bionutrition products to increase yields and quality. The Company delivers EPA-approved and registered biological crop protection products and other biological products that address the global demand for effective, safe and environmentally responsible products.

On July 12, 2022, Bioceres Crop Solutions Corp. (NASDAQ: BIOX) (“Bioceres”), a fully integrated provider of crop productivity solutions designed to enable the transition of agriculture towards carbon neutrality, announced the closing of the merger with the Company. Upon the closing of the merger, the Company became a wholly owned subsidiary of Bioceres and changed its name to Pro Farm Group, Inc. (See Note 8 to these condensed consolidated financial statements)

Liquidity and Management Plans

In connection with the completion of the previously announced merger between the Company and Bioceres, a significant portion of the Company’s outstanding debt was subsequently paid. The Company believes given its improved balance sheet, expected revenues, and cost management, it will be able to sufficiently to fund operations on a go forward basis. The Company may continue to require additional sources of cash for general corporate purposes, which may include operating expenses, working capital to improve and promote its commercially available products, advance product candidates, expand international presence and commercialization, and general capital expenditures.

Without the improvement in its financial position as a result of the merger, substantial doubt would exist about the Company’s ability to continue as a going concern for 12 months after the issuance of these condensed consolidated financial statements.